Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common Stock, par value (in dollars per share)	$ 0.00	$ 0.00
Common Stock, authorized	500,000,000	500,000,000
Common Stock, issued	114,815,781	8,000,000
Common Stock, outstanding	114,815,781	8,000,000
Preferred Stock, par value (in dollars per share)	$ 0.00	$ 0.00
Preferred Stock, authorized	500,000,000	500,000,000
Preferred Stock, issued	500,000,000	0
Preferred Stock, outstanding	500,000,000	0